Note 6 - Transactions with Related Parties (Details) - The Fees Charged by Central Mare (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Management Fees Related Party [Member] | Central Mare [Member] | Management Fee [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare	$ 33	$ 505	$ 2,345
Management Fees Related Party [Member] | Central Mare [Member] | Termination Fees [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare		846
Management Fees Related Party [Member] | Central Shipping Monaco SAM [Member] | Management Fee [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare	104
Management Fees Related Party [Member] | Central Shipping Monaco SAM [Member] | Incentive Fee for the Provision of Services [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare	400
General and Administrative Expense [Member] | Central Mare [Member] | Executive Officers and Other Personnel Expenses [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare	840	1,760	2,349
Vessel Operating Expenses [Member] | Central Mare [Member] | Dry Docking Expenses [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare			29
Vessel Operating Expenses [Member] | Central Shipping Monaco SAM [Member] | Superintendent Fees [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare	31
Gain/loss on Sale of Vessels [Member] | Central Mare [Member] | Commissions on Sale of Vessels [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare		260
Voyage Expenses [Member] | Central Mare [Member] | Commissions on Charter Hire Agreements [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare		150	275
Voyage Expenses [Member] | Central Shipping Monaco SAM [Member] | Commissions on Charter Hire Agreements [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare	46
Central Mare [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare	873	3,521	4,998
Central Shipping Monaco SAM [Member] | Other Comprehensive Income (Loss) [Member] | Management Fee [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare	166
Central Shipping Monaco SAM [Member] | Commissions on Sale of Vessels [Member] | Vessels, Net [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare	383
Central Shipping Monaco SAM [Member] | Technical Management Fee [Member] | Vessels, Net [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare	50
Central Shipping Monaco SAM [Member] | Supervision Fee [Member] | Advances for Vessels Acquisitions/under Construction [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare	500
Central Shipping Monaco SAM [Member] | Capitalized Vessel Expense Account [Member] | Advances for Vessels Acquisitions/under Construction [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare	18
Central Shipping Monaco SAM [Member] | Capitalized Vessel Expense Account [Member] | Prepayments and Other [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare	10
Central Shipping Monaco SAM [Member] | Financing Fees [Member] | Non Current Liabilities [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare	40
Central Shipping Monaco SAM [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare	$ 1,748